                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Technology Crossover Management V, L.L.C.
Address: c/o Technology Crossover Ventures
         528 Ramona Street
         Palo Alto, CA 94301

Form 13F File Number: 28-12062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:


/s/ Carla S. Newell                Palo Alto, California        October 19, 2009
---------------------------   -------------------------------   ----------------
[Signature]                            [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            None
Form 13F Information Table Entry Total:          2
Form 13F Information Table Value Total:   $164,508
                                        (thousands)

                                                                                                      Voting Authority
                         Title of               Value     Shares/   Sh/  Put/  Invstmt    Other   ------------------------
Name of Issuer             Class     CUSIP    (x$1000)    PrnAmt    Prn  Call  Dscretn  Managers     Sole     Shared  None
-----------------------  --------  ---------  --------  ----------  ---  ----  -------  --------  ----------  ------  ----
RiskMetrics Group, Inc.  Common    767735103    93,931   6,424,802  SH         Sole                6,424,802       0     0
TechTarget, Inc.         Common    87874R100    70,577  12,381,914  SH         Sole               12,381,914       0     0
                                              --------
   TOTAL                                      $164,508